SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets (Details) - CNY (¥) ¥ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment loss on intangible assets			¥ 245
Legacy DH [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 0	¥ 0
Minimum | Favorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	1 year
Minimum | Unfavorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	3 years
Maximum | Favorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	20 years
Maximum | Unfavorable lease agreements
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	13 years